Share-based payments - Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Founders' Warrants, Warrants, and Free Shares Granted During Period (Details) - EUR (€)
€ / shares in Units, € in Thousands
																				12 Months Ended
	Jun. 22, 2022	Jun. 21, 2021	Apr. 20, 2021	Mar. 17, 2020	Mar. 11, 2020	Mar. 29, 2019	Jul. 27, 2018	Mar. 06, 2018	Jan. 07, 2017	Nov. 03, 2016	Feb. 02, 2016	Jun. 25, 2015	Jun. 10, 2015	Feb. 10, 2015	Sep. 16, 2014	Aug. 28, 2013	Apr. 10, 2013	Dec. 18, 2012	May 04, 2012	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year																				€ 3,174	€ 3,202	€ 2,924
BSPCE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year																				28	32	107
BSPCE 2012-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)																			€ 5.26
Exercise price (in euro per share)																			€ 5.26
Volatility																			41.00%
Maturity (in years)																			3 years 5 months 26 days
Risk-free rate																			0.20%
Yield																			0.00%
Value of initial plan (in thousands of euros)																			€ 307
Expense for the year																				0	0	0
BSPCE 2012-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)																		€ 6.65
Exercise price (in euro per share)																		€ 6.63
Yield																		0.00%
Value of initial plan (in thousands of euros)																		€ 288
Expense for the year																				0	0	0
BSPCE 2012-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility																		44.30%
Risk-free rate																		0.84%
BSPCE 2012-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility																		47.60%
Risk-free rate																		1.22%
BSPCE 2012-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)																		5 years
BSPCE 2012-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)																		7 years 3 months 18 days
BSPCE 09-2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)																	€ 6.30
Exercise price (in euro per share)																	€ 6.30
Volatility																	56.00%
Maturity (in years)																	5 years
Risk-free rate																	0.90%
Yield																	0.00%
Value of initial plan (in thousands of euros)																	€ 167
Expense for the year																				0	0	0
BSPCE 08-2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)																€ 6.30
Exercise price (in euro per share)																€ 5.92
Volatility																256.00%
Maturity (in years)																7 years
Risk-free rate																0.90%
Yield																0.00%
Value of initial plan (in thousands of euros)																€ 152
Expense for the year																				0	0	0
BSPCE 09-2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)															€ 18.68
Exercise price (in euro per share)															€ 18.68
Volatility															58.00%
Risk-free rate															0.64%
Yield															0.00%
Value of initial plan (in thousands of euros)															€ 965
Expense for the year																				0	0	0
BSPCE 09-2014 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)															5 years 6 months
BSPCE 09-2014 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)															6 years
BSPCE 09-2014 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)															6 years 6 months
BSPCE 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)														€ 18.57
Exercise price (in euro per share)														€ 18.57
Risk-free rate														0.39%
Yield														0.00%
Value of initial plan (in thousands of euros)														€ 50
Expense for the year																				0	0	0
BSPCE 2015-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility														58.00%
BSPCE 2015-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility														62.00%
BSPCE 2015-1 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility														61.00%
BSPCE 2015-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)														5 years 6 months
BSPCE 2015-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)														6 years
BSPCE 2015-1 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)														6 years 6 months
BSPCE 2015-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)														€ 18.57
Exercise price (in euro per share)														€ 18.57
Risk-free rate														0.39%
Yield														0.00%
Value of initial plan (in thousands of euros)														€ 705
Expense for the year																				0	0	0
BSPCE 2015-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility														58.00%
BSPCE 2015-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility														62.00%
BSPCE 2015-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility														61.00%
BSPCE 2015-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)														5 years 6 months
BSPCE 2015-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)														6 years
BSPCE 2015-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)														6 years 6 months
BSPCE 2015-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)													€ 20.28
Exercise price (in euro per share)													€ 20.28
Risk-free rate													0.56%
Yield													0.00%
Value of initial plan (in thousands of euros)													€ 483
Expense for the year																				0	0	0
BSPCE 2015-3 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility													61.00%
BSPCE 2015-3 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility													62.00%
BSPCE 2015-3 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility													61.00%
BSPCE 2015-3 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)													5 years 6 months
BSPCE 2015-3 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)													6 years
BSPCE 2015-3 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)													6 years 6 months
BSPCE 2016 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)											€ 14.46
Exercise price (in euro per share)											€ 14.46
Risk-free rate											0.32%
Yield											0.00%
Value of initial plan (in thousands of euros)											€ 1,080
Expense for the year																				0	0	0
BSPCE 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											59.00%
BSPCE 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											62.00%
BSPCE 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											60.00%
BSPCE 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											5 years 6 months
BSPCE 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											6 years
BSPCE 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											6 years 6 months
BSPCE 2016 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)											€ 14.46
Exercise price (in euro per share)											€ 14.46
Volatility											59.00%
Maturity (in years)											5 years
Risk-free rate											0.19%
Yield											0.00%
Value of initial plan (in thousands of euros)											€ 1,212
Expense for the year																				28	32	99
BSPCE 2017 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)									€ 15.93
Exercise price (in euro per share)									€ 15.93
Risk-free rate									0.23%
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 1,000
Expense for the year																				0	0	8
BSPCE 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									58.00%
BSPCE 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									61.00%
BSPCE 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									59.00%
BSPCE 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									5 years 6 months
BSPCE 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									6 years
BSPCE 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									6 years 6 months
BSPCE 2017 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)									€ 15.93
Exercise price (in euro per share)									€ 15.93
Volatility									59.00%
Maturity (in years)									5 years
Risk-free rate									0.11%
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 622
Expense for the year																				0	0	0
BSPCE 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)									€ 15.93
Exercise price (in euro per share)									€ 15.93
Volatility									59.00%
Maturity (in years)									5 years
Risk-free rate									0.11%
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 627
Expense for the year																				0	0	0
BSPCE 2017 Project
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)									€ 15.93
Exercise price (in euro per share)									€ 15.93
Volatility									59.00%
Maturity (in years)									5 years
Risk-free rate									0.11%
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 94
Expense for the year																				0	0	0
BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year																				0	44	19
BSA 04-12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)																			€ 6.00
Exercise price (in euro per share)																			€ 6.00
Volatility																			49.00%
Maturity (in years)																			10 years
Risk-free rate																			0.96%
Yield																			0.00%
Value of initial plan (in thousands of euros)																			€ 183
Expense for the year																				0	0	0
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)																	€ 6.30
Exercise price (in euro per share)																	€ 6.37
Volatility																	156.00%
Maturity (in years)																	6 years
Risk-free rate																	0.90%
Yield																	0.00%
Value of initial plan (in thousands of euros)																	€ 1
Expense for the year																				0	0	0
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)															€ 18.68
Exercise price (in euro per share)															€ 17.67
Volatility															57.00%
Maturity (in years)															5 years
Risk-free rate															0.41%
Yield															0.00%
Value of initial plan (in thousands of euros)															€ 0
Expense for the year																				0	0	0
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)														€ 17.67
Exercise price (in euro per share)														€ 17.67
Volatility														58.00%
Maturity (in years)														5 years
Yield														0.00%
Value of initial plan (in thousands of euros)														€ 63
Expense for the year																				0	0	0
BSA 2015-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate														0.26%
BSA 2015-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate														0.27%
BSA 2015-2(a)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)												€ 19.54
Exercise price (in euro per share)												€ 19.54
Risk-free rate												0.39%
Yield												0.00%
Value of initial plan (in thousands of euros)												€ 16
Expense for the year																				0	0	0
BSA 2015-2(a) | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility												58.00%
BSA 2015-2(a) | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility												58.00%
BSA 2015-2(a) | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility												57.00%
BSA 2015-2(a) | Tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility												58.00%
BSA 2015-2(a) | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												5 years
BSA 2015-2(a) | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												5 years 1 month 6 days
BSA 2015-2(a) | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												5 years 3 months 18 days
BSA 2015-2(a) | Tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												5 years 4 months 24 days
BSA 2015-2(b)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)												€ 19.54
Exercise price (in euro per share)												€ 19.54
Yield												0.00%
Value of initial plan (in thousands of euros)												€ 284
Expense for the year																				0	0	0
BSA 2015-2(b) | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility												58.00%
Risk-free rate												0.25%
BSA 2015-2(b) | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility												60.00%
Risk-free rate												0.91%
BSA 2015-2(b) | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												4 years 7 months 6 days
BSA 2015-2(b) | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												9 years 7 months 6 days
BSA 2016 ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)											€ 13.74
Exercise price (in euro per share)											€ 13.74
Volatility											57.00%
Maturity (in years)											2 years 4 months 24 days
Risk-free rate											0.00%
Yield											0.00%
Value of initial plan (in thousands of euros)											€ 37
Expense for the year																				0	0	0
BSA 2016 performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)											€ 13.74
Exercise price (in euro per share)											€ 13.74
Volatility											57.00%
Maturity (in years)											2 years 4 months 24 days
Risk-free rate											0.00%
Yield											0.00%
Value of initial plan (in thousands of euros)											€ 143
Expense for the year																				0	0	0
BSA 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)										€ 15.01
Exercise price (in euro per share)										€ 15.01
Volatility										57.00%
Maturity (in years)										2 years 4 months 24 days
Risk-free rate										0.00%
Yield										0.00%
Value of initial plan (in thousands of euros)										€ 0
Expense for the year																				0	0	0
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)									€ 15.76
Exercise price (in euro per share)									€ 15.76
Volatility									33.00%
Maturity (in years)									2 years 4 months 24 days
Risk-free rate									0.00%
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 0
Expense for the year																				0	0	0
BSA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)								€ 13.55
Exercise price (in euro per share)								€ 13.55
Volatility								38.00%
Maturity (in years)								4 years 9 months 18 days
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 2
Expense for the year																				0	0	0
BSA 2018-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate								0.70%
BSA 2018-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate								0.10%
BSA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)							€ 16.10
Exercise price (in euro per share)							€ 16.10
Volatility							38.00%
Maturity (in years)							4 years 9 months 18 days
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 1
Expense for the year																				0	0	0
BSA 2018-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate							0.70%
BSA 2018-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate							0.10%
BSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)						€ 11.66
Exercise price (in euro per share)						€ 11.66
Volatility						37.00%
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 24
Expense for the year																				0	0	0
BSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate						0.16%
BSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate						0.50%
BSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)						9 years 9 months 18 days
BSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)						9 years 10 months 24 days
BSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)				€ 6.59
Exercise price (in euro per share)				€ 6.59
Volatility				38.00%
Maturity (in years)				10 years
Yield				0.00%
Value of initial plan (in thousands of euros)				€ 19
Expense for the year																				0	0	19
BSA 2020 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate				(0.13%)
BSA 2020 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate				(0.07%)
BSA 2021 (a)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)			€ 13.47
Exercise price (in euro per share)			€ 13.47
Volatility			39.10%
Maturity (in years)			10 years
Risk-free rate			0.27%
Yield			0.00%
Value of initial plan (in thousands of euros)			€ 44
Expense for the year																				0	44	0
BSA 2021 (b)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)			€ 13.64
Exercise price (in euro per share)			€ 13.64
Maturity (in years)			10 years
Risk-free rate			0.27%
Yield			0.00%
Value of initial plan (in thousands of euros)			€ 0
Expense for the year																				0	0	0
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year																				2,597	2,366	2,289
AGA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)								€ 12.87
Exercise price (in euro per share)								€ 0.00
Risk-free rate								0.00%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 4,951
Expense for the year																				0	16	268
AGA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)							€ 12.87
Exercise price (in euro per share)							€ 0.00
Risk-free rate							0.00%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 75
Expense for the year																				0	0	21
AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)						€ 10.90
Exercise price (in euro per share)						€ 0.00
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 4,776
Expense for the year																				0	422	1,884
AGA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate						0.19%
AGA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate						0.141%
AGA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)					€ 5.90
Exercise price (in euro per share)					€ 0.00
Yield					0.00%
Value of initial plan (in thousands of euros)					€ 287
Expense for the year																				28	144	116
AGA 2020 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					(0.74%)
AGA 2020 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					(0.69%)
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)			€ 13.60
Exercise price (in euro per share)			€ 0.00
Yield			0.00%
Value of initial plan (in thousands of euros)			€ 4,869
Expense for the year																				2,283	1,784	0
AGA 2021 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate			0.63%
AGA 2021 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate			0.59%
AGA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)	€ 3.68
Exercise price (in euro per share)	€ 0.00
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 1,092
Expense for the year																				286	0	0
AGA 2022 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	0.95%
AGA 2022 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	1.46%
OSA 2021-04 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of initial plan (in thousands of euros)			€ 684
Expense for the year																				(28)	188	0
OSA 2021-06 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of initial plan (in thousands of euros)		€ 246
Expense for the year																				€ 107	€ 79	€ 0